Average Annual Total Returns			12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
		Oct. 02, 2026	Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cantor Fitzgerald Equity Dividend Plus Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.11%			8.44% [1]
Performance Inception Date		Jul. 31, 2023
Cantor Fitzgerald Equity Dividend Plus Fund Class A | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%		14.42%	14.82%
Cantor Fitzgerald Equity Dividend Plus Fund Class A | Russell 1000 Value (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		15.91%		11.33%	10.53%
Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.77%		10.38%	9.35%
Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.04%		8.05%	7.48%
Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.68%		7.91%	7.25%
Cantor Fitzgerald Large Cap Focused Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			13.53%		13.60%	14.77%
Cantor Fitzgerald Large Cap Focused Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.32%		10.05%	11.70%
Cantor Fitzgerald Large Cap Focused Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.49%		9.89%	11.25%
Cantor Fitzgerald Large Cap Focused Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			20.83%		15.28%		15.82%
Performance Inception Date		Apr. 01, 2013
Cantor Fitzgerald Large Cap Focused Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			20.91%		15.37%		15.88%
Performance Inception Date		Apr. 01, 2013
Cantor Fitzgerald Large Cap Focused Fund Class R6 | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		14.42%	14.82%
Cantor Fitzgerald International Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			25.69%	18.01%
Performance Inception Date		Dec. 15, 2023
Cantor Fitzgerald International Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.54%	17.72%
Cantor Fitzgerald International Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.31%	13.95%
Cantor Fitzgerald International Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			33.79%	21.79%
Cantor Fitzgerald International Equity Fund Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			34.01%	22.04%
Cantor Fitzgerald International Equity Fund Class F | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.38%	19.07%
Cantor Fitzgerald High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			2.60%		2.97%	3.86%
Cantor Fitzgerald High Income Fund Class A | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		7.30%		(0.36%)	2.01%
Cantor Fitzgerald High Income Fund Class A | Bloomberg US Corporate High Yield Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		8.62%		4.51%	6.53%
Cantor Fitzgerald High Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			7.08%		4.04%	4.51%
Cantor Fitzgerald High Income Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.65%		1.96%	2.58%
Cantor Fitzgerald High Income Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.14%		2.16%	2.60%
Cantor Fitzgerald Equity Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			11.19%		7.01%	8.34%
Cantor Fitzgerald Equity Opportunity Fund Class A | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.88%		14.42%	14.82%
Cantor Fitzgerald Equity Opportunity Fund Class A | MSCI USA Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.14%		11.86%	11.03%
Cantor Fitzgerald Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent			16.44%		8.26%	9.14%
Cantor Fitzgerald Equity Opportunity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.17%		5.06%	6.72%
Cantor Fitzgerald Equity Opportunity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.68%		5.81%	6.80%

[1]	Class A commenced on July 31, 2023.
[2]	Standard & Poor’s 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. All rights reserved. The primary index was changed from Russell 1000 Value Index to the S&P 500 Index because the latter is a broader-based market index. The Russell 1000 Value Index is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.
[3]	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
[4]	Class A commenced on December 15, 2023.
[5]	Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). The primary index was changed from Bloomberg US Corporate High Yield Total Return Index Value Unhedged to the Bloomberg U.S. Aggregate Bond Index because the latter is a broader-based market index. The Bloomberg US Corporate High Yield Total Return Index Value Unhedged is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.
[6]	Standard & Poor’s 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. All rights reserved. The MSCI USA Mid Cap Index is used as a secondary benchmark because the Advisor believes it represents the portion of the market in which the Fund invests.